Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade payables
Third parties	$ 33,355	$ 609,281
Other payables and accruals
Amounts due to related parties (refer note 23)	216,940	405,632
Other payables	638,182	466,834
Accrued expense	419,650	110,219
Total Other payables and accruals	1,274,772	982,685
Total trade and other payables	$ 1,308,127	$ 1,591,966